NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Blueprint® Managed Growth Fund
NVIT Blueprint® Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

Supplement dated October 6, 2026
to the Prospectus dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

1.
The table of Underlying Funds in which the Blueprint Managed Funds may invest on page 33 of the Prospectus is hereby revised to replace the reference to the NVIT U.S. 130/30 Equity Fund with the following:

ASSET CLASS	UNDERLYING INVESTMENTS
Large-Cap Stocks
NVIT U.S. 130/30 EQUITY FUND or NATIONWIDE U.S. 130/30 EQUITY PORTFOLIO. Each of these Underlying Funds seeks long-term growth of capital by taking long and short positions in stocks of large-capitalization companies.

2.
The table of Underlying Funds in which the Investor Destinations Managed Funds may invest on page 34 of the Prospectus is hereby supplemented to include the following:

ASSET CLASS	UNDERLYING INVESTMENTS
Large-Cap Stocks	NATIONWIDE U.S. 130/30 EQUITY PORTFOLIO. This Underlying Fund seeks long-term growth of capital by taking long and short positions in stocks of large-capitalization companies.
Small-Cap Stocks	NVIT GS SMALL CAP EQUITY INSIGHTS FUND. This Underlying Fund seeks long-term growth of capital by investing in small-cap U.S. issuers.

2.
“APPENDIX – Additional Information about the Underlying Funds” beginning on page 61 of the prospectus is revised to replace the reference to the NVIT U.S. 130/30 Equity Fund with the following:

U.S. Stocks

NVIT U.S. 130/30 EQUITY FUND or NATIONWIDE U.S. 130/30 EQUITY PORTFOLIO each seeks long-term growth of capital by taking long and short positions in stocks of U.S. companies. Each Fund invests approximately 30% of its net assets in short positions (i.e., stocks that the subadviser deems unattractive) and approximately 130% of the Fund’s net assets will be in long positions (i.e., stocks that the subadviser deems attractive), resulting in approximately 100% net equity exposure. To execute this strategy, each Fund currently intends to gain its short equity exposure entirely through the use of swap contracts and its long equity exposure through the use of swaps and/or by investing directly in stocks.

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